Fair Value Measurements - Estimated Fair Values and Related Carrying or Notional Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 13,026	$ 10,480	$ 43,726	$ 71,780	$ 44,661
FHLB Stock	3,507	1,252		1,252
Securities available for sale	85,783	81,282		73,007
Loans, net of allowance for loan losses	694,196	637,519		558,643
Loans held for sale	13,712	4,114		7,352
Accrued interest receivable	2,476	2,219		2,079
Loan servicing rights	7,721	7,746		7,529	$ 6,117
Financial liabilities:
Deposit	636,221	605,469		616,308
Other borrowings	4,383	23,857		14,169
Advances from FHLB	64,000	28,000		22,000
Subordinated debentures	12,372	12,372		12,372
Accrued interest payable	1,273	1,284		1,278
Financial assets:
Securities available for sale	85,783	81,282		73,007
Other Deposits
Financial liabilities:
Deposit	221,309	221,830		183,604
Level 1 Inputs
Financial assets:
Cash and cash equivalents, Fair Value	13,026	10,480		71,780
Level 1 Inputs | Other Deposits
Financial liabilities:
Deposits, Fair Value	221,309	221,830		183,604
Level 2 Inputs
Financial assets:
FHLB Stock, Fair Value	3,507	1,252		1,252
Securities available for sale	85,783	81,282		73,007
Accrued interest receivable	2,476	2,219		2,079
Financial liabilities:
Accrued interest payable, Fair Value	1,273	1,284		1,278
Level 3 Inputs
Financial assets:
Loans, net of allowance for loan losses, Fair Value	706,041	647,973		567,401
Loans held for sale, Fair Value	13,712	4,114		7,352
Loan servicing rights, fair value	10,191	10,043		9,438
Financial liabilities:
Other borrowings, Fair Value	4,383	23,857		14,169
Advances from FHLB, Fair Value	65,130	28,510		22,335
Subordinated debentures, Fair Value	12,372	12,372		12,372
Level 3 Inputs | Other Deposits
Financial liabilities:
Deposits, Fair Value	421,208	388,141		439,591
Level 3 Inputs | Bank Time Deposits
Financial liabilities:
Deposit	$ 414,912	$ 383,639		$ 432,704